SALARIES AND EMPLOYEES BENEFITS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries and employees benefits expense [Abstract]
Salaries	S/ 2,430,121	S/ 2,176,165	S/ 2,090,835
Vacations, medical assistance and others	433,441	357,879	342,435
Bonuses	320,084	301,097	280,568
Workers profit sharing	286,895	311,459	165,091
Additional participation	276,177	271,995	342,065
Social security	254,770	234,867	213,640
Severance indemnities	180,637	167,020	159,845
Share-based payment plans	83,328	81,679	73,997
Total	S/ 4,265,453	S/ 3,902,161	S/ 3,668,476